Balance Sheet (Parentheticals)	3 Months Ended
Dec. 31, 2020 $ / shares shares
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption	25,377,874
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	4,622,126
Common stock, shares outstanding	4,622,126
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	7,500,000
Common stock, shares outstanding	7,500,000